FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 109,700
March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	24,800
April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	10,607
July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	270
August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	35,504
Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	71,181
March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	9,400
April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	19,643
December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	9,234
Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	38,277
October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	242
Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	242
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 68,423
Interest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche A [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,100
Tranche A [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	4,714
Tranche A [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche A [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	27,584
Tranche A [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	43,398
Tranche A [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	5,753
Tranche A [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	12,022
Tranche A [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	7,250
Tranche A [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	25,025
Tranche A [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche A [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 17,101
Interest rate spread	SELIC Rate plus 2.5% per annum
Tranche B [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,480
Tranche B [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	2,357
Tranche B [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche B [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	3,013
Tranche B [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	10,850
Tranche B [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	1,438
Tranche B [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	3,006
Tranche B [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	1,807
Tranche B [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	6,251
Tranche B [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche B [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche C [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,710
Interest rate spread	4.0% per year
Tranche C [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,672
Tranche C [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	3,300
Tranche C [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche C [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	4,430
Tranche C [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	15,402
Tranche C [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	2,042
Tranche C [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	4,266
Tranche C [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche C [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	6,308
Tranche C [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche C [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche D [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,777
Interest rate spread	6.0% per year
Tranche D [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 548
Tranche D [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	236
Tranche D [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche D [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	477
Tranche D [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	1,261
Tranche D [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	167
Tranche D [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	349
Tranche D [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche D [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	516
Tranche D [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche D [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche E [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 689
Interest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)
Tranche E [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0
Tranche E [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche E [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	270
Tranche E [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche E [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	270
Tranche E [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche E [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Tranche E [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	177
Tranche E [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	177
Tranche E [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	242
Tranche E [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 242